provisions	12 Months Ended
Dec. 31, 2020
provisions
provisions

25   provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration	Other	Total
As at January 1, 2019	$336	$88	$282	$94	$800
Additions	15	64	32	73	184
Reversals	—	—	(17)	(6)	(23)
Uses	(5)	(88)	(62)	(69)	(224)
Interest effects [1]	149	—	11	—	160
Effects of foreign exchange, net	—	—	(19)	—	(19)
As at December 31, 2019	495	64	227	92	878
Additions	—	48	149	200	397
Reversals	(5)	(1)	(114)	(20)	(140)
Uses	(3)	(69)	(112)	(143)	(327)
Interest effects [1]	174	—	2	—	176
Effects of foreign exchange, net	—	—	13	—	13
As at December 31, 2020	$661	$42	$165	$129	$997
Current	$8	$36	$—	$29	$73
Non-current	653	6	165	100	924
As at December 31, 2020	$661	$42	$165	$129	$997
1

The difference of $160 (2019 – $138) between the asset retirement obligation interest effect in this table and the amount included in the amount disclosed in Note 9 is in respect of the change in the discount rates applicable to the provision, such difference being included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17.

Asset retirement obligation

We establish provisions for liabilities associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the dates these assets are retired.

Employee-related

The employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the cash outflows in respect of the balance accrued as at the financial statement date is substantially short‑term in nature.

Written put options and contingent consideration

In connection with certain business acquisitions, we have established provisions for written put options in respect of non-controlling interests. Provisions for written put options are determined based on the net present value of estimated future earnings results and require us to make key economic assumptions about the future. Similarly, we have established provisions for contingent consideration. No cash outflows for the written put options are expected prior to their initial exercisability and no cash outflows for contingent consideration are expected prior to completion of the periods in which the contingent consideration can be earned.

Other

The provisions for other include: legal claims; non-employee-related restructuring activities; contract termination costs and onerous contracts related to business acquisitions; and costs incurred in connection with the COVID-19 pandemic. Other than as set out following, we expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. In respect of legal claims, we establish provisions, when warranted, after taking into account legal assessments, information presently available, and the expected availability of recourse. The timing of cash outflows associated with legal claims cannot be reasonably determined.

In connection with business acquisitions, we have established provisions for contract termination costs and onerous contracts acquired.